Structured entities - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
STRUCTURED ENTITIES (Details) [Line Items]
Loans and advances to customers	£ 441,907	£ 433,124
Asset-backed securities	0	4
Total	172	240
Assets transferred to structured entities, at time of transfer	2,004	5,481
Gain recognised on transfer	11	31
Securitisation vehicles
STRUCTURED ENTITIES (Details) [Line Items]
Non-current financial assets at fair value through profit or loss	2,310	4,032
Income from continuing involvement in derecognised financial assets	218	341
Financial assets at fair value through profit or loss
STRUCTURED ENTITIES (Details) [Line Items]
Loans and advances to customers	2,089	1,657
Cancara
STRUCTURED ENTITIES (Details) [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities	2,272	2,808
Loans and advances to customers	1,155	1,521
Asset-backed securities	559	698
Cancara | Financial assets at fair value through profit or loss
STRUCTURED ENTITIES (Details) [Line Items]
Total	£ 558	£ 589